Nature of operations (Narrative) (Details) - Asanko Gold Mine [Member] - Definitive Agreements [Member]	12 Months Ended
Dec. 31, 2023
Disclosure of joint ventures [line items]
Agreement description	a joint venture arrangement
Percentage of economic interest	45.00%
Proportion of ownership interests held by Government of Ghana	10.00%
Percentage of economic interest in exploration assets	100.00%